Schedule of Investments (unaudited)
July 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	4,249,435	$463,655,853
Total Investment Companies (Cost: $458,944,817)		463,655,853
Short-Term Securities
Money Market Funds — 52.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(a)(c)(d)	227,627,866	227,718,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	29,270,000	29,270,000
Total Short-Term Securities — 52.2% (Cost: $256,977,062)		256,988,917
Total Investments in Securities — 146.3% (Cost: $715,921,879)		720,644,770
Liabilities in Excess of Other Assets — (46.3)%		(228,064,772)
Net Assets — 100.0%		$492,579,998

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$196,944,950	$30,831,731 (a)	$—	$(23,358)	$(34,406)	$227,718,917	227,627,866	$846,684 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	22,640,000	6,630,000 (a)	—	—	—	29,270,000	29,270,000	895,391	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	404,042,278	168,234,591	(109,001,485)	1,440,856	(1,060,387)	463,655,853	4,249,435	14,783,873	—
				$1,417,498	$(1,094,793)	$720,644,770		$16,525,948	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.40%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/19/25	USD	10,900	$95,928	$(4,431)	$100,359
1.00%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/07/26	USD	3,800	145,515	11	145,504
0.49%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/22/27	USD	55,232	3,620,660	(49,913)	3,670,573
3.55%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/14/28	USD	2,000	3,718	14	3,704
1.19%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/20/28	USD	22,300	1,619,292	135	1,619,157
3.40%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/22/29	USD	1,400	9,134	12	9,122
3.24%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/09/29	USD	2,000	25,488	16	25,472
3.18%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/10/29	USD	2,000	29,748	17	29,731
3.21%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/25/29	USD	2,500	35,298	21	35,277
3.66%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/23/29	USD	3,000	(9,678)	25	(9,703)
3.68%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/24/29	USD	4,500	(18,117)	38	(18,155)
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/29	USD	3,000	(17,198)	25	(17,223)
3.85%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/05/29	USD	1,000	(10,541)	8	(10,549)
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/07/29	USD	6,000	(52,903)	51	(52,954)
3.96%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/30	USD	5,000	(77,892)	45	(77,937)
3.68%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/05/30	USD	2,000	(8,462)	18	(8,480)
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/11/30	USD	1,000	(9,200)	9	(9,209)
3.79%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/14/30	USD	4,000	(34,471)	36	(34,507)
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/24/30	USD	2,000	(11,259)	19	(11,278)
3.59%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/14/30	USD	3,000	(839)	27	(866)
3.71%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/15/30	USD	2,000	(11,159)	19	(11,178)
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/23/30	USD	6,471	(50,677)	61	(50,738)
0.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/19/30	USD	25,400	3,403,283	(317,967)	3,721,250
1.22%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/12/31	USD	13,180	1,581,855	118,632	1,463,223
3.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/20/31	USD	2,000	(29,383)	22	(29,405)
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/07/31	USD	2,000	(18,610)	23	(18,633)
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/11/31	USD	1,000	(7,076)	12	(7,088)
3.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/28/31	USD	1,000	(14,720)	11	(14,731)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/02/31	USD	1,000	$(12,838)	$11	$(12,849)
4.04%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/11/31	USD	2,000	(42,887)	22	(42,909)
4.14%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/13/31	USD	1,000	(26,712)	11	(26,723)
4.07%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/20/31	USD	1,000	(23,108)	11	(23,119)
4.00%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/06/31	USD	2,000	(39,603)	23	(39,626)
4.09%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/03/31	USD	2,500	(61,412)	29	(61,441)
1.03%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/23/31	USD	1,000	141,985	10	141,975
1.28%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/23/31	USD	5,000	642,243	(72,314)	714,557
3.23%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/09/31	USD	3,000	66,003	36	65,967
3.20%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/10/31	USD	1,000	23,984	12	23,972
3.29%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/07/31	USD	2,000	38,915	25	38,890
3.57%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/15/31	USD	1,500	6,511	19	6,492
3.69%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/24/31	USD	4,000	(10,697)	49	(10,746)
3.73%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/31	USD	3,000	(13,668)	37	(13,705)
3.84%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/05/31	USD	1,000	(10,785)	12	(10,797)
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/07/31	USD	3,500	(25,012)	43	(25,055)
1.24%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/15/31	USD	18,300	2,499,389	207	2,499,182
1.28%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/17/31	USD	3,100	417,616	35	417,581
3.96%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/32	USD	4,800	(83,820)	61	(83,881)
3.69%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/05/32	USD	4,000	(7,020)	51	(7,071)
3.83%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/11/32	USD	700	(6,893)	9	(6,902)
3.83%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/14/32	USD	1,400	(13,348)	19	(13,367)
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/24/32	USD	2,000	(6,184)	26	(6,210)
3.75%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/24/32	USD	1,000	(4,974)	13	(4,987)
3.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/14/32	USD	2,500	(581)	33	(614)
3.69%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/21/32	USD	2,000	(2,620)	26	(2,646)
3.63%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/29/32	USD	1,000	2,409	13	2,396
3.70%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/13/32	USD	2,500	(4,472)	33	(4,505)
3.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/24/32	USD	3,326	(38,735)	44	(38,779)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.74%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/02/32	USD	2,562	$(10,355)	$34	$(10,389)
3.84%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/11/32	USD	500	(4,900)	7	(4,907)
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/21/32	USD	2,400	(6,405)	32	(6,437)
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/21/32	USD	2,400	(6,478)	32	(6,510)
3.42%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/24/33	USD	1,000	21,478	13	21,465
3.55%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/33	USD	1,500	19,475	20	19,455
3.56%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/18/33	USD	1,500	17,802	21	17,781
4.08%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/22/33	USD	600	(14,127)	9	(14,136)
3.51%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/28/33	USD	800	14,312	12	14,300
3.65%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/12/34	USD	400	3,124	6	3,118
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/24/34	USD	2,000	5,471	30	5,441
3.77%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/25/34	USD	1,000	(853)	15	(868)
3.66%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/06/34	USD	2,500	18,296	37	18,259
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/14/34	USD	700	(1,733)	11	(1,744)
3.95%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/26/34	USD	400	(5,368)	6	(5,374)
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/07/34	USD	1,300	1,228	19	1,209
3.71%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/11/34	USD	1,000	4,059	15	4,044
3.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/28/34	USD	1,000	(7,487)	15	(7,502)
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/02/34	USD	1,200	(4,403)	19	(4,422)
3.99%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/11/34	USD	1,000	(15,906)	16	(15,922)
3.96%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/06/34	USD	1,000	(13,230)	16	(13,246)
3.90%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/07/34	USD	1,000	(9,208)	15	(9,223)
3.37%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/22/34	USD	1,000	32,059	15	32,044
3.27%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/09/34	USD	2,000	81,119	32	81,087
3.25%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/10/34	USD	1,000	41,947	16	41,931
3.29%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/25/34	USD	1,000	38,780	16	38,764
3.34%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/07/34	USD	1,000	35,180	16	35,164
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/23/34	USD	2,000	11,848	32	11,816
3.73%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/24/34	USD	1,000	5,236	16	5,220

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/34	USD	2,000	$6,182	$32	$6,150
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/07/34	USD	1,600	3,228	26	3,202
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/04/34	USD	1,500	10,236	24	10,212
3.74%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/05/35	USD	3,500	22,643	59	22,584
3.88%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/11/35	USD	600	(3,147)	10	(3,157)
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/24/35	USD	1,000	899	16	883
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/14/35	USD	2,000	6,443	33	6,410
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/21/35	USD	300	159	5	154
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/29/35	USD	1,000	5,320	17	5,303
3.84%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/13/35	USD	2,000	(1,566)	34	(1,600)
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/23/35	USD	2,475	(38,228)	42	(38,270)
3.88%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/04/35	USD	1,155	(4,720)	20	(4,740)
3.97%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/10/35	USD	1,000	(11,801)	17	(11,818)
3.97%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/11/35	USD	500	(5,902)	9	(5,911)
3.79%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/35	USD	1,500	5,038	26	5,012
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/35	USD	1,000	2,738	18	2,720
0.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/25/35	USD	26,000	6,446,562	(485,834)	6,932,396
1.35%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/15/36	USD	6,400	1,502,808	106	1,502,702
3.53%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/18/38	USD	1,000	44,010	19	43,991
3.83%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/25/39	USD	600	9,631	12	9,619
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/39	USD	500	9,030	9	9,021
3.83%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/14/39	USD	500	8,285	10	8,275
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/07/39	USD	500	12,057	10	12,047
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/11/39	USD	500	13,853	10	13,843
3.88%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/28/39	USD	700	7,947	14	7,933
3.83%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/02/39	USD	400	6,737	8	6,729
4.01%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/20/39	USD	500	(1,068)	10	(1,078)
3.90%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/07/39	USD	700	6,994	14	6,980
3.49%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/20/39	USD	1,000	54,958	20	54,938

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.34%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/09/39	USD	1,000	$71,963	$20	$71,943
3.33%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/10/39	USD	400	29,136	8	29,128
3.31%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/11/39	USD	800	59,793	16	59,777
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/23/39	USD	1,000	22,222	21	22,201
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/24/39	USD	700	15,441	14	15,427
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/39	USD	1,200	23,959	25	23,934
3.90%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/05/39	USD	200	2,272	5	2,267
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/07/39	USD	500	11,150	10	11,140
3.75%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/04/39	USD	1,000	28,047	21	28,026
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/05/40	USD	1,800	41,856	37	41,819
4.19%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/23/40	USD	1,033	(18,963)	22	(18,985)
4.05%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/04/40	USD	1,494	(4,479)	32	(4,511)
4.03%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/20/40	USD	350	(405)	7	(412)
4.03%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/20/40	USD	350	(286)	8	(294)
1.11%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/19/40	USD	20,700	6,966,074	342,986	6,623,088
3.47%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/18/43	USD	1,200	94,207	32	94,175
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/31/43	USD	1,000	39,279	26	39,253
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/14/43	USD	500	17,930	14	17,916
3.52%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/28/43	USD	1,000	74,587	27	74,560
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/24/44	USD	1,000	43,392	27	43,365
3.79%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/44	USD	500	19,527	14	19,513
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/14/44	USD	500	18,903	14	18,889
3.93%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/26/44	USD	300	6,579	8	6,571
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/15/44	USD	500	20,641	13	20,628
3.88%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/28/44	USD	700	19,617	19	19,598
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/02/44	USD	300	11,778	8	11,770
3.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/07/44	USD	800	24,347	21	24,326
3.41%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/22/44	USD	400	36,767	11	36,756
3.45%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/05/44	USD	500	43,320	14	43,306

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.35%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/09/44	USD	1,000	$100,380	$27	$100,353
3.35%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/10/44	USD	200	20,084	5	20,079
3.33%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/20/44	USD	600	61,685	16	61,669
3.41%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/25/44	USD	1,500	138,974	41	138,933
3.68%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/14/44	USD	1,000	56,004	27	55,977
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/24/44	USD	1,500	57,575	41	57,534
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/44	USD	750	27,669	21	27,648
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/07/44	USD	800	34,339	22	34,317
3.89%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/12/44	USD	1,000	27,918	27	27,891
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/05/45	USD	800	31,182	22	31,160
0.86%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/30/45	USD	19,747	8,738,142	111,420	8,626,722
3.95%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/29/45	USD	400	8,078	11	8,067
4.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/13/45	USD	1,000	5,894	27	5,867
4.14%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/15/45	USD	500	(2,659)	14	(2,673)
4.25%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/23/45	USD	1,349	(27,005)	37	(27,042)
4.11%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/02/45	USD	353	(211)	9	(220)
4.19%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/11/45	USD	1,000	(12,650)	27	(12,677)
4.10%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/20/45	USD	450	380	12	368
4.10%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/20/45	USD	450	411	12	399
4.05%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/45	USD	1,000	7,578	28	7,550
3.60%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/12/49	USD	400	30,425	13	30,412
3.34%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/22/49	USD	700	81,805	23	81,782
3.39%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/05/49	USD	600	65,842	19	65,823
3.28%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/09/49	USD	1,200	151,379	38	151,341
3.28%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/10/49	USD	400	50,278	13	50,265
3.27%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/20/49	USD	700	89,281	22	89,259
3.35%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/25/49	USD	1,000	115,032	32	115,000
3.62%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/15/49	USD	1,000	73,796	32	73,764
4.22%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/23/50	USD	1,342	(26,524)	44	(26,568)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.09%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/02/50	USD	615	$1,052	$20	$1,032
4.17%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/10/50	USD	500	(5,743)	16	(5,759)
4.08%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/21/50	USD	450	1,258	15	1,243
4.08%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/21/50	USD	450	1,223	15	1,208
1.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/18/50	USD	16,655	7,998,123	(395,319)	8,393,442
1.18%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/19/50	USD	14,550	6,712,893	1,073,385	5,639,508
1.29%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/07/51	USD	3,700	1,676,943	120	1,676,823
3.13%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/27/53	USD	900	142,587	27	142,560
3.18%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/53	USD	1,200	181,317	36	181,281
3.27%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/07/53	USD	1,000	133,463	34	133,429
3.35%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/28/53	USD	700	84,466	24	84,442
3.52%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/12/54	USD	500	46,177	18	46,159
3.60%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/19/54	USD	550	43,370	19	43,351
3.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/25/54	USD	700	47,161	24	47,137
3.51%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/06/54	USD	600	56,020	21	55,999
3.61%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/54	USD	700	53,535	25	53,510
3.64%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/14/54	USD	600	42,942	21	42,921
3.53%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/07/54	USD	350	31,697	12	31,685
3.60%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/15/54	USD	900	70,837	32	70,805
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/25/54	USD	400	23,319	14	23,305
3.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/28/54	USD	200	13,283	7	13,276
3.70%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/28/54	USD	600	37,157	20	37,137
3.61%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/02/54	USD	200	15,296	7	15,289
3.75%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/04/54	USD	500	26,933	18	26,915
3.79%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/20/54	USD	300	14,000	10	13,990
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/23/54	USD	400	16,622	14	16,608
3.68%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/07/54	USD	500	32,341	18	32,323
3.33%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/20/54	USD	1,000	123,679	35	123,644
3.25%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/22/54	USD	400	54,866	14	54,852

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.31%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/05/54	USD	1,500	$191,866	$53	$191,813
3.20%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/09/54	USD	800	116,879	29	116,850
3.18%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/11/54	USD	900	134,953	32	134,921
3.20%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/20/54	USD	500	73,626	18	73,608
3.28%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/25/54	USD	950	125,618	33	125,585
3.33%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/07/54	USD	600	74,588	21	74,567
3.55%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/15/54	USD	1,000	87,391	35	87,356
3.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/24/54	USD	1,300	85,029	46	84,983
3.68%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/54	USD	800	51,572	28	51,544
3.61%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/07/54	USD	700	53,926	24	53,902
3.73%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/12/54	USD	1,100	61,195	38	61,157
3.77%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/17/54	USD	2,000	98,789	71	98,718
3.86%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/55	USD	500	16,974	18	16,956
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/10/55	USD	1,300	52,255	46	52,209
3.84%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/11/55	USD	500	18,331	18	18,313
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/24/55	USD	400	20,226	14	20,212
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/24/55	USD	500	21,922	17	21,905
3.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/29/55	USD	600	19,172	22	19,150
4.05%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/15/55	USD	1,000	(274)	35	(309)
4.03%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/02/55	USD	600	2,048	21	2,027
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/21/55	USD	550	2,323	19	2,304
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/21/55	USD	550	2,419	20	2,399
3.98%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/55	USD	1,300	14,686	46	14,640
4.11%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/16/55	USD	1,989	(21,765)	71	(21,836)
								$58,566,009	$325,980	$58,240,029
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$463,655,853	$—	$—	$463,655,853
Short-Term Securities
Money Market Funds	256,988,917	—	—	256,988,917
	$720,644,770	$—	$—	$720,644,770
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$59,347,135	$—	$59,347,135
Liabilities
Interest Rate Contracts	—	(1,107,106)	—	(1,107,106)
	$—	$58,240,029	$—	$58,240,029

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate